CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net revenues
Sales of products	¥ 26,549,111	¥ 25,612,836	¥ 24,312,644
Financing operations	1,854,007	1,621,685	1,379,267
Total net revenues	28,403,118	27,234,521	25,691,911
Costs and expenses
Cost of products sold	21,456,086	20,916,362	19,988,245
Cost of financing operations	1,149,379	925,314	812,894
Selling, general and administrative	2,943,682	2,642,281	2,598,660
Total costs and expenses	25,549,147	24,483,957	23,399,799
Operating income	2,853,971	2,750,564	2,292,112
Other income (expense)
Interest and dividend income	157,862	147,122	115,410
Interest expense	(35,403)	(22,871)	(19,630)
Foreign exchange gain (loss), net	(5,573)	88,140	50,260
Other income (loss), net	12,524	(70,127)	2,928
Total other income (expense)	129,410	142,264	148,968
Income before income taxes and equity in earnings of affiliated companies	2,983,381	2,892,828	2,441,080
Provision for income taxes	878,269	893,469	767,808
Equity in earnings of affiliated companies	329,099	308,545	318,376
Net income	2,434,211	2,307,904	1,991,648
Less - Net income attributable to noncontrolling interests	(121,517)	(134,566)	(168,529)
Net income attributable to Toyota Motor Corporation	¥ 2,312,694	¥ 2,173,338	¥ 1,823,119
Net income attributable to Toyota Motor Corporation per common share
- Basic	¥ 741.36	¥ 688.02	¥ 575.30
- Diluted	735.36	687.66	574.92
Cash dividends per common share	¥ 210.00	¥ 200.00	¥ 165.00